Accounts Receivable, Net - Schedule of Accounts Receivable, Net Consisted (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accounts Receivable, Net Consisted [Abstract]
Accounts receivable – third parties	$ 22,399	$ 17,519
Less: Allowance for doubtful accounts
Accounts receivable, net	$ 22,399	$ 17,519